Inventories (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Inventory
Balance as of beginning of period	$ 306,204	$ 188,856
Addition	0	107,008
Reversal	(297,183)	0
Translation adjustments	(9,021)	10,340
Balance as of end of period	$ 0	$ 306,204